Total Capital and Net Income Per Common Unit - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Apr. 30, 2013 Preferred Units [Member]	Jun. 30, 2014 Preferred Units [Member]	Jun. 30, 2013 Preferred Units [Member]	Jun. 30, 2014 Preferred Units [Member]	Jun. 30, 2013 Preferred Units [Member]	Jun. 30, 2014 General Partner [Member]	Jun. 30, 2013 General Partner [Member]	Dec. 31, 2013 Maximum [Member] Limited Partner [Member]
Limited Partners' Capital Account [Line Items]
Percentage of limited partner units outstanding held by public	72.20%		72.20%
General partner's interest									2.00%
Issue new common units, limited partner interests											$ 100,000,000
Number of Common Units Issued				6,000,000					213,350	85,508
Common units issued, amount									7,600,000	2,700,000
General Partner's proportionate capital contribution									200,000	100,000
General partner's interest									2.00%	2.00%
Offering costs									200,000	100,000
Accumulated distributions on the preferred units			(107,197,000)		(2,700,000)	(1,800,000)	(5,438,000)	(1,800,000)	(9,735,000)
Exceeded cash distributions per unit	$ 0.4025	$ 0.4025
Preferred Units dividend rate				7.25%
Net proceeds from public offering			$ 7,631,000	$ 144,900,000					$ 156,000
Redemption of Preferred Units	$ 25.00		$ 25.00